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August 4, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:      Reserve Tax-Exempt Trust
                           File Nos. 2-82592 and 811-3696

Dear Sirs:

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify on behalf of Reserve Tax-Exempt Trust ("Registrant"), a registered management investment company (the "Trust"), that the form of the Prospectus and Statement of Additional Information for the Trust and its investment series that would have been filed under Rule 497(c) does not substantively differ from that contained in the Trust's Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A, which was filed electronically with the Commission on July 30, 1999.

                           Very truly yours,

                           By: /s/ MaryKathleen Foynes

                           Name:    MaryKathleen Foynes
                           Title:   General Counsel